Prospectus Supplement
John Hancock Variable Insurance Trust (the Trust)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
The following information supplements and supersedes any information to the contrary relating to the funds contained in the Prospectus.
500 Index Trust
Total Stock Market Index Trust (each, a fund, and collectively, the funds)
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees approved a proposal to change the funds’ diversification policy to allow each fund to become non-diversified solely as a result of a change in relative market capitalization or index weighting of the index it seeks to track, effective on January 15, 2026 (the Effective Date). Shareholder approval will not be sought if either of the funds crosses from diversified to non-diversified status in order to approximate the composition of its target index.
Accordingly, as of the Effective Date, the following disclosure is added as the final paragraph of each fund’s “Principal investment strategies” in the “Fund summary” section, as applicable to each fund:
500 Index Trust
The fund may become “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
Total Stock Market Index Trust
The fund may become “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Wilshire 5000 Total Market Full Cap Index.
Additionally, as of the Effective Date, the following risk is added to each fund's “Principal risks” in the “Fund summary” section:
Non-diversified risk. To the extent the fund is non-diversified, adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
American International Trust (the fund)
At its meeting held on December 9-11, 2025, the Board of Trustees (the Board) of the Trust, of which American International Trust (the Acquired Fund) is a series, voted to recommend that the shareholders of the Acquired Fund approve a reorganization of the Acquired Fund into Disciplined Value International Trust (the Acquiring Fund, and together with the Acquired Fund, the funds), also a series of the Trust, as described below (the Reorganization). The Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund. Shareholders of record as of February 6, 2026, will be entitled to vote on the Reorganization.
Under the terms of the Reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on or about April 7, 2025, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for corresponding shares of the Acquiring Fund. The Acquiring Fund would assume all liabilities of the Acquired Fund. The corresponding shares of the Acquiring Fund would then be distributed to shareholders of the Acquired Fund, and the Acquired Fund would be terminated. If approved by shareholders of the Acquired Fund, the Reorganization is expected to occur as of the close of business on or about April 24, 2026 (the Closing Date). Further information regarding the proposed Reorganization will be contained in a proxy statement and prospectus, which is expected to be available on or about February 27, 2026.
The Acquired Fund will remain open to purchases and redemptions from existing shareholders until the Closing Date. The Acquired Fund will not accept orders from new investors to purchase shares of the Acquired Fund, effective as of the close of business on April 6, 2026. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the Acquired Fund as an investment option as of the close of business April 6, 2026, may continue to make the Acquired Fund shares available to new and existing accounts.

Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of the Acquired Fund.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any shares in connection with the Reorganization, nor is it a solicitation of any proxy. For important information regarding American International Trust or Disciplined Value International Trust, or to receive a free copy of the proxy statement and prospectus, when available, relating to the proposed shareholder vote, please call the appropriate phone number listed below. The proxy statement and prospectus contain important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposal to be presented for shareholder approval at the shareholder meeting. The proxy statement and prospectus will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement and prospectus carefully before voting or when considering whether to vote for the proposal.
For John Hancock Life Insurance Company (U.S.A.) variable annuity contracts: (800) 344-1029
For John Hancock Life Insurance Company (U.S.A.) variable life contracts: (800) 732-5543
For John Hancock Life Insurance Company of New York variable annuity contracts: (800) 551-2078
For John Hancock Life Insurance Company of New York variable life contracts: (800) 732-5543

Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Conservative Portfolio
Managed Volatility Growth Portfolio
Managed Volatility Moderate Portfolio (each, a fund, and collectively, the funds)
Lifestyle Balanced Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	8.52	5.18	5.62
Series II	8.37	4.98	5.41
Series NAV	8.67	5.24	5.68
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02	14.53	13.10
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	12.96	7.47	7.45
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends) [1]	9.41	6.03	6.66
1
Prior to July 1, 2026, the fund’s additional benchmark was the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.
Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.
The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.
Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:
●
To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
●
To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;
●
To manage the effective maturity or duration of the securities of the fund or an underlying fund; and
●
To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.
The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lifestyle Conservative Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	4.43	2.10	3.18
Series II	4.22	1.90	2.97
Series NAV	4.48	2.15	3.23
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25	-0.33	1.35
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	6.55	2.92	3.78
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	5.68	2.96	3.84
1
Prior to July 1, 2026, the fund’s additional benchmark was the 14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Conservative Index. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange-traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.
The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.
Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:
●
To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
●
To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;
●
To manage the effective maturity or duration of the securities of the fund or an underlying fund; and
●
To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.
The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lifestyle Growth Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	11.31	7.20	7.22
Series II	11.17	6.99	7.01
Series NAV	11.37	7.26	7.28
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02	14.53	13.10
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	15.15	9.04	8.72
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	12.36	7.98	8.14
1
Prior to July 1, 2026, the fund’s additional benchmark was the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
 Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.
Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.
The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.
Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:
●
To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
●
To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;
●
To manage the effective maturity or duration of the securities of the fund or an underlying fund; and
●
To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.
The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lifestyle Moderate Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	7.14	4.14	4.79
Series II	6.91	3.93	4.59
Series NAV	7.19	4.21	4.86
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25	-0.33	1.35
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	9.11	4.85	5.34
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	7.26	4.38	5.22
1
Prior to July 1, 2026, the fund’s additional benchmark was the 28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Moderate Index. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.
Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.
The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.
Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:
●
To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
●
To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;
●
To manage the effective maturity or duration of the securities of the fund or an underlying fund; and
●
To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.
The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Managed Volatility Balanced Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.

In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	9.36	3.05	4.30
Series II	9.13	2.85	4.10
Series NAV	9.37	3.09	4.36
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02	14.53	13.10
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	12.96	7.47	7.45
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	9.41	6.03	6.66
1
Prior to July 1, 2026, the fund’s additional benchmark was the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The Managed Volatility Balanced Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.
As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 66% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.
The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 10% to 12% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.
Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.
The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.
In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.
The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.
The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.
The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.

Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Managed Volatility Conservative Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	3.60	-0.08	2.23
Series II	3.43	-0.28	2.02
Series NAV	3.64	-0.03	2.28
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25	-0.33	1.35
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	6.55	2.92	3.78
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	5.68	2.96	3.84
1
Prior to July 1, 2026, the fund’s additional benchmark was the 14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Conservative Index. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The Managed Volatility Conservative Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.
As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.
The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 5.5% to 6.5% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.
Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.
In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.
The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and/or cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.
In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.
The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.
The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.
The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Managed Volatility Growth Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).
In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	11.95	3.80	4.65
Series II	11.69	3.60	4.44
Series NAV	11.97	3.86	4.70

Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02	14.53	13.10
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	15.15	9.04	8.72
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	12.36	7.98	8.14
1
Prior to July 1, 2026, the fund’s additional benchmark was the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The Managed Volatility Growth Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.
As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 88% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.
The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 12.5% to 14.5% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.
Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.
In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.
The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.
In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.
The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.
The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.
The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Managed Volatility Moderate Portfolio
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees (the Board) approved changes to the fund’s principal investment strategies and certain related changes. The fund’s new principal investment strategies will be effective immediately; however, the fund’s portfolio may not fully reflect the new principal investment strategies until the completion of a transition period on July 1, 2026 (the Effective Date).

In addition, at its meeting held on December 9-11, 2025, the Board approved a change to replace an additional benchmark with one that more closely correlates to the fund's investments, also effective on the Effective Date.
In connection with the change described above, as of the Effective Date, the paragraph below under the heading “Past performance” in the “Fund summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Additionally, as of the Effective Date, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	8.16	2.58	4.04
Series II	7.82	2.36	3.83
Series NAV	8.09	2.60	4.08
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25	-0.33	1.35
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)	9.11	4.85	5.34
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[1]	7.26	4.38	5.22
1
Prior to July 1, 2026, the fund’s additional benchmark was the 28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Moderate Index. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
Moreover, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section is revised and restated in its entirety as follows:
The Managed Volatility Moderate Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.
As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.
The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 7% to 9% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.
Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.
In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.
The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.
In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.
The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.
The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.
The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.
Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Additionally, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE FUNDS OF FUNDS” section under “Principal risks” in the “Fund summary” section:
Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Furthermore, effective immediately, the following risk is added to the fund’s “PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS” section under “Principal risks” in the “Fund summary” section:
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Finally, the following risks are added in the “ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS” section of the Prospectus as follows:
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.
Emerging-market risk. Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.
Inflation-protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Loan participations risk
A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy, or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Transactions in loan investments may take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet shareholder redemptions in a timely manner. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s nonpayment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange-listed securities. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the manager’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.
It is unclear whether U.S. federal securities laws afford protections against fraud and misrepresentation, as well as market manipulation, to investments in loans and other forms of direct indebtedness under certain circumstances. In the absence of definitive regulatory guidance, a fund relies on the manager’s research in an attempt to avoid situations where fraud, misrepresentation, or market manipulation could adversely affect the fund.
A fund also may be in possession of material non-public information about a borrower as a result of owning a floating-rate instrument issued by such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a fund might be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust (the Trust)
Supplement dated December 11, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
The following information supplements and supersedes any information to the contrary relating to the funds contained in the SAI.
Effective December 31, 2025, William H. Cunningham is retiring as an Independent Trustee. Accordingly, all references to Mr. Cunningham as a current Independent Trustee are removed from each SAI as of December 31, 2025.
In addition, certain information in the “Board Committees” sub-section of the “Duties of Trustees; Committee Structure” section is amended, effective January 1, 2026, to reflect updated Committee memberships for certain of the Committees as set forth below:
Audit Committee. The Board has a standing Audit Committee composed solely of Independent Trustees (Mr. Bacic, Ms. Rathke, and Mr. Wright). Ms. Rathke serves as Chairperson of this Committee. Ms. Rathke and Mr. Bacic have each been designated by the Board as an “audit committee financial expert,” as defined in SEC rules.
Contracts, Legal & Risk Committee.  The Board also has a standing Contracts, Legal & Risk Committee (Mr. Boyle, Ms. Ellison McKee, and Mr. Phelan). Mr. Boyle serves as Chairperson of this Committee.
Finally, certain other information in the “Board Committees” sub-section of the “Duties of Trustees; Committee Structure” section is amended, effective January 1, 2026, to reflect updated subcommittee Chairpersons for the Investment Committee as set forth below:
Investment Committee. The Board also has an Investment Committee composed of all of the Trustees. The Investment Committee has four subcommittees with the Trustees divided among the four subcommittees (each an “Investment Sub-Committee”). Messrs. Bacic and Boyle and Mses. Ellison McKee and Jackson serve as Chairpersons of the Investment Sub-Committees.
500 Index Trust
Total Stock Market Index Trust (each, a fund, and collectively, the funds)
At its meeting held on December 9-11, 2025, the Trust’s Board of Trustees approved a proposal to change the funds’ diversification policy to allow each fund to become non-diversified solely as a result of a change in relative market capitalization or index weighting of the index it seeks to track, effective January 15, 2026 (the Effective Date).
Accordingly, as of the Effective Date, the fourth item under “Additional Information Regarding Fundamental Restrictions” in the “Investment Restrictions” section of the SAI is amended as follows:
Diversification. With respect to each of 500 Index Trust and Total Stock Market Index Trust, the fund is currently classified as a diversified investment company under the 1940 Act. As such, with respect to 75% of its total assets, each fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of each fund’s total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities. However, while each fund is classified as a diversified investment company, under applicable no-action relief from the SEC staff, each fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. Shareholder approval will not be sought if each of 500 Index Trust and Total Stock Market Index Trust crosses from diversified to non-diversified status in order to approximate the composition of its target index.
You should read this supplement in conjunction with the SAI and retain it for your future reference.